Segment information - Schedule of segment information (Details) - EUR (€) € in Thousands		1 Months Ended	12 Months Ended
		Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue			€ 914,816	€ 1,035,383	€ 754,169
Other revenue			1,131	3,539	2,834
Advertising spend			732,458	884,685	623,452
ROAS contribution			182,358	150,698	130,717
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1],[2]		5,435	5,930	4,273
Other selling and marketing			73,175	62,240	49,772
Technology and content	[1],[2],[3]		66,904	52,232	51,658
General and administrative, including related party	[1],[2],[3]		54,326	47,444	55,602
Amortization of intangible assets	[3]		1,684	3,220	13,857
Operating loss			(19,166)	(20,368)	(44,445)
Other income/(expense)
Interest expense			(1,839)	(44)	(137)
Gain on deconsolidation of entity			0	2,007	0
Other, net			539	592	(139)
Total other income/(expense), net			(1,300)	2,555	(276)
Loss before income taxes			(20,466)	(17,813)	(44,721)
Provision for income taxes			1,086	(4,764)	6,670
Net loss before equity method investment			(21,552)	(13,049)	(51,391)
Income from equity method investment			63	0	0
Net loss		€ 1,185	(21,489)	(13,049)	(51,391)
Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue			378,919	424,993	348,909
Other revenue			0	0	0
Advertising spend			265,004	324,487	257,471
ROAS contribution			113,915	100,506	91,438
Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue			315,966	391,667	286,398
Other revenue			0	0	0
Advertising spend			261,620	338,072	243,176
ROAS contribution			54,346	53,595	43,222
Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue			204,937	203,673	110,517
Other revenue			0	0	0
Advertising spend			205,834	222,126	122,805
ROAS contribution			(897)	(18,453)	(12,288)
Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue			14,994	15,050	8,345
Other revenue			1,131	3,539	2,834
Advertising spend			0	0	0
ROAS contribution			14,994	15,050	8,345
Referral revenue
Segment Reporting Information [Line Items]
Revenue			899,822	1,020,333	745,824
Referral revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue			378,919	424,993	348,909
Referral revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue			315,966	391,667	286,398
Referral revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue			204,937	203,673	110,517
Referral revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue			0	0	0
Subscription revenue
Segment Reporting Information [Line Items]
Revenue			13,863	11,511	5,511
Subscription revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue			0	0	0
Subscription revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue			0	0	0
Subscription revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue			0	0	0
Subscription revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue			€ 13,863	€ 11,511	€ 5,511

[1]	Includes related party expense as follows: Year ended December 31, 201620172018 Cost of revenue—€6859Selling and marketing0042Technology and content0361700General and administrative5,1281099
[2]	Includes share-based compensation as follows: Year ended December 31, 201620172018Cost of revenue737115184Selling and marketing10,9133,5143,273Technology and content15,8163,6145,260General and administrative26,2568,78211,985
[3]	Year ended December 31, 201620172018Amortization of acquired technology included in amortization of intangible assets3,75059278Amortization of internal use software and website development costs included in technology and content1,4101,7422,214Amortization of internal use software costs included in general and administrative 0408785